Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
Schedule of Segment Performance

Segment performance

Half-year ended June 30, 2024	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total
	US$	US$	US$	US$	US$
Segment revenue
Hardware sales	-	670,344	-	-	670,344
Consulting sales	-	2,070,135	-	-	2,070,135
Other income	467,803	734,745	-	-	1,202,548
Interest income	-	-	-	930,622	930,622
Total income	467,803	3,475,224	-	930,622	4,873,649
Segment net loss from continuing operations before tax	(18,637,682)	(4,922,123)	-	(5,151,152)	(28,710,957)

Half-year ended June 30, 2023	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total
	US$	US$	US$	US$	US$
Segment revenue
Hardware sales	-	1,411,867	-	-	1,411,867
Consulting sales	-	2,508,028	-	-	2,508,028
Other income	19,305	372,364	-	-	391,669
Interest income	-	-	-	248,500	248,500
Total income	19,305	4,292,259	-	248,500	4,560,064
Segment net loss from continuing operations before tax	(17,571,042)	(4,753,017)	-	(5,774,688)	(28,098,747)
Segment assets
	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total
	US$	US$	US$	US$	US$
June 30, 2024	158,261,071	17,000,284	2,190,774	63,386,478	240,838,607
December 31, 2023	147,476,907	20,367,755	2,225,693	93,272,688	263,343,043

Segment liabilities
	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total
	US$	US$	US$	US$	US$
June 30, 2024	73,591,015	8,780,808	-	395,669	82,767,492
December 31, 2023	69,102,062	9,874,301	-	430,405	79,406,768